Schedule of finance costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Hire purchase liabilities	$ 38	$ 594
Lease liabilities	48,245	42,250
Total Finance cost	48,283	42,844
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Total Finance cost	316,908	44,394	$ 12,000
Shareholders loan		44,394	$ 12,000
Lease liabilities	$ 316,908